Exhibit 99.3

Client Project Name:	BRAVO 2021-NQM1
Deal Loan Count:	1,034
Report Run Date:	4/7/2021

Conditions Report 2.0

Loans in Report:	1,034
Loans with Conditions:	359

528 - Total Active Conditions
62 - Material Conditions
62 - Compliance Review Scope
1 - Category: Finance Charge Tolerance
61 - Category: TILA/RESPA Integrated Disclosure
466 - Non-Material Conditions
466 - Compliance Review Scope
1 - Category: Compliance Manual
30 - Category: Federal Consumer Protection
40 - Category: RESPA
2 - Category: Right of Rescission
4 - Category: State Consumer Protection
93 - Category: State Rate Spread
34 - Category: TILA
262 - Category: TILA/RESPA Integrated Disclosure
220 - Total Satisfied Conditions

220 - Compliance Review Scope
1 - Category: APR Tolerance
1 - Category: Compliance Manual
20 - Category: Documentation
5 - Category: Federal Consumer Protection
5 - Category: Federal Higher-Priced
5 - Category: Finance Charge Tolerance
10 - Category: RESPA
6 - Category: Right of Rescission
4 - Category: Section 32
6 - Category: State High Cost
3 - Category: TILA
154 - Category: TILA/RESPA Integrated Disclosure
0 - Total Waived Conditions

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